UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois, 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen NWQ International Value Fund

October 31, 2004

Shares	Description	Market Value

	COMMON STOCKS – 89.2%

	Consumer Discretionary – 18.5%

56,322	Dai Nippon Printing Co., Ltd. Unsponsored ADR	$1,562,936

42,340	Fuji Photo Film Co., Ltd. Unsponsored ADR	1,440,407

73,950	Makita Corporation Sponsored ADR	1,019,031

105,700	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	1,533,707

98,495	Nintendo Co., Ltd. ADR	1,403,554

97,700	Sekisui House, Ltd. Sponsored ADR	1,006,310

29,946	Wacoal Corp. Sponsored ADR	1,721,895
	Consumer Staples – 12.2%

73,600	Associated British Foods plc Unsponsored ADR	960,480

64,931	J. Sainsbury plc Sponsored ADR	1,230,442

166,550	Kirin Brewery Company, Limited Sponsored ADR	1,498,950

125,375	Shiseido Company, Limited Sponsored ADR	1,642,413

32,519	Tate & Lyle plc Sponsored ADR	1,024,349
	Energy – 8.1%

13,020	Eni S.p.A., Sponsored ADR	1,489,879

31,063	Shell Transport & Trading Company plc Sponsored ADR	1,468,037

21,739	Suncor Energy, Inc.	741,300

12,700	Technip SA ADR	502,285
	Financials – 2.8%
3,030	Aegon N.V.	33,360

13,156	Deutsche Bank AG Registered	1,001,829

5,600	UBS AG Registered	405,944
	Industrials – 5.1%

26,570	BAE Systems plc Sponsored ADR	464,975

87,430	Metso Corporation Sponsored ADR	1,248,500

51,650	Tomkins plc Sponsored ADR	955,009
	Materials – 18.1%

61,680	Alumina Limited Sponsored ADR	1,009,085

Shares	Description	Market Value

	Materials (continued)

12,900	AngloGold Ashanti Limited Sponsored ADR	$478,332

90,298	Barrick Gold Corporation	2,032,608

107,500	DSM NV Sponsored ADR	1,472,750

42,510	Gold Fields Limited Sponsored ADR	612,994

28,550	Lihir Gold Limited Sponsored ADR #	536,740

21,500	Posco ADR	803,885

6,843	Rio Tinto plc Sponsored ADR	727,411

87,370	WMC Resources Limited Sponsored ADR	1,777,980
	Telecommunication Services – 12.9%

94,606	Chunghwa Telecom Co., Ltd., ADR	1,783,323

95,858	KT Corporation Sponsored ADR	1,769,539

47,070	Swisscom AG Sponsored ADR	1,702,051

59,358	Telecom Italia S.p.A., Sponsored ADR	1,488,105
	Utilities – 11.5%

256,400	CLP Holdings Limited Sponsored ADR	1,487,120

50,150	EDP – Energias de Portugal, S.A. Sponsored ADR	1,494,470

134,225	Korea Electric Power Corporation (KEPCO) Sponsored ADR	1,540,903

69,300	United Utilities plc Sponsored ADR	1,485,790

	Total Common Stocks – (cost $36,638,034)	46,558,678

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS – 11.1%

$5,809	State Street Bank Repurchase Agreement, 1.740%, dated 10/29/04, due 11/01/04, repurchase price $5,810,227 collateralized by $4,575,000 U.S. Treasury Bonds, 7.250%, due 5/15/16, value $5,390,344	5,809,385
	Total Repurchase Agreements (cost $5,809,385)	5,809,385

	Total Investments (cost $42,447,419) – 100.3%	52,368,063

	Other Assets Less Liabilities – (0.3)%	(179,431)

	Net Assets – 100%	$52,188,632

	# Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $42,537,356.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
Appreciation	$9,940,070
Depreciation	(109,363)

Net unrealized appreciation of investments	$9,830,707

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

October 31, 2004

Shares	Description	Market Value

	COMMON STOCKS – 97.7%

	Consumer Discretionary – 10.6%

142,000	Bed Bath & Beyond Inc. #	$5,792,180

83,000	Gannett Co., Inc.	6,884,850

123,000	Lowe’s Companies, Inc.	6,922,440

30,000	Omnicom Group Inc.	2,367,000

98,000	Target Corporation	4,901,960
	Consumer Staples – 18.6%

130,000	Anheuser-Busch Companies, Inc.	6,493,500

160,000	Colgate-Palmolive Company	7,139,200

134,000	PepsiCo, Inc.	6,643,720

136,000	Procter & Gamble Company	6,960,480

279,000	Sysco Corporation	9,003,330

200,000	Wal-Mart Stores, Inc.	10,784,000
	Financials – 18.7%

120,000	AFLAC Incorporated	4,305,600

169,000	American International Group, Inc.	10,259,990

120,000	Bank of New York Company, Inc.	3,895,200

234,000	Citigroup Inc.	10,382,580

239,000	MBNA Corporation	6,125,570

106,000	Morgan Stanley	5,415,540

115,000	Wells Fargo & Company	6,867,800
	Healthcare– 18.7%

154,000	Amgen Inc. #	8,747,200

50,000	Eli Lilly and Company	2,745,500

122,000	Johnson & Johnson	7,122,360

173,000	Medtronic, Inc.	8,842,030

355,000	Pfizer Inc.	10,277,250

46,000	Stryker Corporation	1,982,140

104,000	UnitedHealth Group Incorporated	7,529,600

Shares	Description	Market Value

	Industrials – 11.3%

140,000	First Data Corporation	$5,779,200

355,000	General Electric Company	12,112,600

42,000	3M Co.	3,257,940

60,000	United Parcel Service, Inc., Class B	4,750,800

30,000	United Technologies Corporation	2,784,600
	Information Technology – 19.8%

297,000	Cisco Systems, Inc. #	5,705,370

260,000	Dell Inc. #	9,115,600

272,000	Intel Corporation	6,054,720

95,000	International Business Machines Corporation (IBM)	8,526,250

358,000	Microsoft Corporation	10,020,420

516,000	Oracle Corporation #	6,532,560

170,000	Texas Instruments Incorporated	4,156,500

	Total Common Stocks – (cost $265,304,999)	247,187,580

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS – 3.6%

$9,237	State Street Bank Repurchase Agreement, 1.740%, dated 10/29/04, due 11/01/04, repurchase price $9,238,190 collateralized by $7,105,000 U.S. Treasury Bonds, 7.500%, due 11/15/16, value $9,423,006	9,236,851
	Total Repurchase Agreements (cost $9,236,851)	9,236,851

	Total Investments (cost $274,541,850) – 101.3%	256,424,431

	Other Assets Less Liabilities – (1.3)%	(3,361,870)

	Net Assets – 100%	$253,062,561

	# Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $274,582,793.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
Appreciation	$15,320,187
Depreciation	(33,478,549)

Net unrealized appreciation of investments	$(18,158,362)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Investment Trust II

By (Signature and Title)*	/s/ Jessica R. Droeger—Vice President and Secretary

Date	December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman, Chief Administrative Officer (Principal Executive Officer)

Date	December 28, 2004

By (Signature and Title)*	/s/ Stephen D. Foy, Vice President and Controller (Principal Financial Officer)

Date	December 28, 2004